UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Investor Class: CZOVX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Investor Class: ZMNVX)
(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund
(Investor Class: ZSCCX)
 (Institutional Class: ZSCIX)

Zacks Dividend Fund
(Investor Class: ZDIVX)
(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT
MAY 31, 2017

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Statement of Cash Flows	33
Financial Highlights	34
Notes to Financial Statements	42
Expense Examples	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	BASIC MATERIALS – 3.6%
3,894	Carpenter Technology Corp.	$142,014
4,343	Celanese Corp.	375,887
16,390	Dominion Diamond Corp.[1]	211,431
6,813	Dow Chemical Co.	422,133
2,546	EI du Pont de Nemours & Co.	200,930
5,653	Potash Corp. of Saskatchewan, Inc.[1]	93,388
		1,445,783
	COMMUNICATIONS – 17.2%
644	Alphabet, Inc. - Class A*	635,686
442	Alphabet, Inc. - Class C*	426,468
476	Amazon.com, Inc.*	473,439
15,423	Ciena Corp.*	362,132
17,744	Cisco Systems, Inc.	559,468
12,953	eBay, Inc.*	444,288
6,476	Facebook, Inc. - Class A*	980,855
2,000	Motorola Solutions, Inc.	167,140
7,113	NICE Ltd. - ADR[1]	554,174
4,493	Proofpoint, Inc.*	386,398
12,550	Symantec Corp.	380,391
7,113	T-Mobile US, Inc.*	479,558
4,829	Time Warner, Inc.	480,437
4,717	Walt Disney Co.	509,153
		6,839,587
	CONSUMER, CYCLICAL – 8.1%
6,514	Best Buy Co., Inc.	386,866
674	Churchill Downs, Inc.	112,996
4,942	Fastenal Co.	213,346
10,931	General Motors Co.	370,889
1,760	Hasbro, Inc.	185,258
6,214	Home Depot, Inc.	953,911
4,530	Planet Fitness, Inc. - Class A	98,981
11,193	Starbucks Corp.	711,987
936	Vail Resorts, Inc.	200,210
		3,234,444
	CONSUMER, NON-CYCLICAL – 22.5%
2,808	Amgen, Inc.	435,914
10,220	Baxter International, Inc.	606,148
974	Biogen, Inc.*	241,328
4,817	Bunge Ltd.[1]	385,215
7,200	Colgate-Palmolive Co.	549,792
4,138	Conagra Brands, Inc.	159,479
1,872	Danaher Corp.	159,008

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,428	Hershey Co.	$625,686
5,265	Hologic, Inc.*	228,027
5,653	Johnson & Johnson	724,997
2,172	Laboratory Corp. of America Holdings*	301,908
10,663	Merck & Co., Inc.	694,268
7,936	PepsiCo, Inc.	927,480
7,872	Pfizer, Inc.	257,021
3,968	Pinnacle Foods, Inc.	247,246
9,985	Procter & Gamble Co.	879,579
1,184	Thermo Fisher Scientific, Inc.	204,583
2,855	TransUnion*	124,792
6,463	Unilever N.V.[1]	366,969
4,942	UnitedHealth Group, Inc.	865,740
		8,985,180
	ENERGY – 4.6%
4,060	Apache Corp.	189,846
7,412	Chevron Corp.	766,994
4,193	Exxon Mobil Corp.	337,536
9,875	Royal Dutch Shell PLC - Class B - ADR[1]	555,074
		1,849,450
	FINANCIAL – 14.4%
4,006	American Express Co.	308,222
31,707	Bank of America Corp.	710,554
1,386	BlackRock, Inc.	567,207
24,482	Citizens Financial Group, Inc.	834,836
2,172	Crown Castle International Corp. - REIT	220,784
15,386	Hartford Financial Services Group, Inc.	759,914
10,669	Hospitality Properties Trust - REIT	308,547
6,083	Intercontinental Exchange, Inc.	366,136
8,685	JPMorgan Chase & Co.	713,473
6,065	Marsh & McLennan Cos., Inc.	470,401
11,942	Senior Housing Properties Trust - REIT	252,454
1,697	Travelers Cos., Inc.	211,870
		5,724,398
	INDUSTRIAL – 14.3%
6,439	A.O. Smith Corp.	353,308
2,285	Caterpillar, Inc.	240,908
2,658	Eagle Materials, Inc.	250,649
2,995	FedEx Corp.	580,551
4,006	Fluor Corp.	179,709
7,412	Granite Construction, Inc.	347,326
5,620	Honeywell International, Inc.	747,404

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,498	Middleby Corp.*	$192,283
5,241	National Instruments Corp.	199,944
3,900	OSI Systems, Inc.*	308,841
3,295	Raytheon Co.	540,413
7,899	Republic Services, Inc.	502,455
861	Rockwell Automation, Inc.	136,658
2,254	Snap-on, Inc.	364,382
2,696	Universal Display Corp.	305,727
2,845	Woodward, Inc.	193,801
5,316	Xylem, Inc.	277,176
		5,721,535
	TECHNOLOGY – 11.0%
3,657	Apple, Inc.	558,643
10,743	Fortinet, Inc.*	422,630
16,059	Intel Corp.	579,891
3,200	Lam Research Corp.	496,544
6,364	Microchip Technology, Inc.	530,121
23,836	Micron Technology, Inc.*	733,434
8,797	Microsoft Corp.	614,382
4,193	SAP S.E. - ADR[1]	450,999
		4,386,644
	UTILITIES – 3.9%
3,070	American Electric Power Co., Inc.	220,365
4,530	American States Water Co.	207,429
16,359	California Water Service Group	566,839
7,749	NiSource, Inc.	202,016
5,054	PG&E Corp.	345,593
		1,542,242
	TOTAL COMMON STOCKS (Cost $31,265,961)	39,729,263

Principal Amount

	SHORT-TERM INVESTMENTS – 0.4%
$145,142	UMB Money Market Fiduciary, 0.01%[2]	145,142

	TOTAL SHORT-TERM INVESTMENTS (Cost $145,142)	145,142

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.0% (Cost $31,411,103)	$39,874,405
Liabilities in Excess of Other Assets – 0.0%	(543)

TOTAL NET ASSETS – 100.0%	$39,873,862

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.5%
Communications	17.2%
Financial	14.4%
Industrial	14.3%
Technology	11.0%
Consumer, Cyclical	8.1%
Energy	4.6%
Utilities	3.9%
Basic Materials	3.6%
Total Common Stocks	99.6%
Short-Term Investments	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.6%
	BASIC MATERIALS – 3.2%
5,449	A Schulman, Inc.[1]	$159,656
10,991	Landec Corp.*	153,874
1,032	Nucor Corp.	59,959
12,635	Rayonier Advanced Materials, Inc.[1]	219,723
1,384	Westlake Chemical Corp.	85,060
		678,272
	COMMUNICATIONS – 4.8%
2,838	AMC Networks, Inc. - Class A*	150,357
5,708	Discovery Communications, Inc. - Class A* 1	151,262
7,561	Discovery Communications, Inc. - Class C* 1	195,301
17,941	Entercom Communications Corp. - Class A1	184,792
1,676	F5 Networks, Inc.* 1	214,746
27,786	Windstream Holdings, Inc.	118,091
		1,014,549
	CONSUMER, CYCLICAL – 12.9%
11,571	Big 5 Sporting Goods Corp.	160,837
7,577	Conn's, Inc.*	129,567
3,504	DineEquity, Inc.[1]	160,308
9,503	Extended Stay America, Inc.[1]	172,955
1,024	Home Depot, Inc.[1]	157,194
28,531	Iconix Brand Group, Inc.* 1	170,901
2,805	Johnson Outdoors, Inc. - Class A	120,447
2,472	Lowe's Cos., Inc.[1]	194,719
6,950	Penn National Gaming, Inc.* 1	134,343
7,873	Pinnacle Entertainment, Inc.* 1	154,232
8,066	PulteGroup, Inc.[1]	182,856
13,833	Reading International, Inc. - Class A* 1	220,775
6,826	Scientific Games Corp. - Class A* 1	158,363
820	Scotts Miracle-Gro Co.	71,020
3,197	Sonic Corp.	93,416
17,979	Spartan Motors, Inc.[1]	154,619
3,768	Vista Outdoor, Inc.*	79,053
797	WESCO International, Inc.*	48,737
4,877	World Fuel Services Corp.[1]	172,353
		2,736,695
	CONSUMER, NON-CYCLICAL – 20.8%
4,563	Aaron's, Inc.[1]	166,641
12,117	ACCO Brands Corp.* 1	137,528
1,642	AmerisourceBergen Corp.[1]	150,686
20,039	Amicus Therapeutics, Inc.*	160,713
12,833	AngioDynamics, Inc.* 1	193,522
389	Anthem, Inc.	70,934

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
11,594	Ascent Capital Group, Inc. - Class A* 1	$159,649
4,486	Booz Allen Hamilton Holding Corp.[1]	176,928
1,326	Celgene Corp.* 1	151,708
27,272	ConforMIS, Inc.* 1	110,452
9,619	EVERTEC, Inc.1 2	158,713
4,227	Exelixis, Inc.* 1	79,087
883	Express Scripts Holding Co.*	52,759
8,372	Flowers Foods, Inc.[1]	154,715
4,823	Hologic, Inc.* 1	208,884
2,928	Ingles Markets, Inc. - Class A1	107,165
1,366	Ingredion, Inc.[1]	155,847
13,858	Innoviva, Inc.*	169,345
2,131	Insperity, Inc.[1]	160,784
6,811	Juno Therapeutics, Inc.*	158,220
6,965	Kroger Co.[1]	207,418
2,721	Live Nation Entertainment, Inc.* 1	93,847
774	ManpowerGroup, Inc.	78,847
10,066	Momenta Pharmaceuticals, Inc.*	145,957
23,997	OncoMed Pharmaceuticals, Inc.*	78,230
7,332	Rent-A-Center, Inc.	83,658
6,580	Seres Therapeutics, Inc.*	60,010
5,046	Service Corp. International[1]	160,866
3,817	SpartanNash Co.	113,747
3,111	Sysco Corp.[1]	169,736
3,119	Tyson Foods, Inc. - Class A1	178,843
919	WellCare Health Plans, Inc.* 1	157,884
		4,413,323
	DIVERSIFIED – 0.6%
5,483	Leucadia National Corp.	133,730

	ENERGY – 4.4%
5,448	Cabot Oil & Gas Corp.	120,891
4,474	Noble Energy, Inc.	128,359
12,164	NOW, Inc.* 1	200,828
16,748	Sanchez Energy Corp.*	100,320
16,031	Southwestern Energy Co.*	97,148
10,085	SunCoke Energy, Inc.*	88,143
11,545	Viper Energy Partners LP1	196,496
		932,185
	FINANCIAL – 17.6%
8,176	Ally Financial, Inc.	151,583
3,391	Bank of America Corp.	75,992
19,223	CBL & Associates Properties, Inc. - REIT[1]	147,825

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,612	CNO Financial Group, Inc.[1]	$155,970
1,741	CoreSite Realty Corp. - REIT[1]	183,292
1,960	Equity LifeStyle Properties, Inc. - REIT[1]	165,424
5,392	Farmers Capital Bank Corp.[1]	205,974
3,877	First American Financial Corp.	168,727
7,276	Getty Realty Corp. - REIT[1]	182,991
11,340	Host Hotels & Resorts, Inc. - REIT[1]	204,007
1,382	MasterCard, Inc. - Class A1	169,820
3,786	Morgan Stanley[1]	158,028
15,265	OFG Bancorp1 2	142,728
3,889	Old Republic International Corp.	76,924
9,068	Outfront Media, Inc. - REIT[1]	207,204
3,125	Principal Financial Group, Inc.[1]	196,594
1,311	PS Business Parks, Inc. - REIT[1]	165,553
5,208	Realogy Holdings Corp.[1]	158,636
4,787	Seritage Growth Properties - REIT[1]	187,890
4,585	Sierra Bancorp	110,178
1,940	State Street Corp.[1]	158,032
3,534	Synchrony Financial	94,888
23,324	Washington Prime Group, Inc. - REIT[1]	177,962
1,712	Wells Fargo & Co.	87,552
		3,733,774
	INDUSTRIAL – 13.8%
1,951	Alamo Group, Inc.[1]	166,089
9,460	ArcBest Corp.[1]	177,848
6,958	Arconic, Inc.[1]	191,136
879	Boeing Co.[1]	164,927
2,589	C.H. Robinson Worldwide, Inc.[1]	173,489
7,335	CECO Environmental Corp.	68,949
421	Crane Co.	32,661
2,818	Donaldson Co., Inc.[1]	135,151
1,239	EnerSys	91,760
571	Illinois Tool Works, Inc.[1]	80,637
7,284	Jabil Circuit, Inc.[1]	217,937
1,291	Kadant, Inc.	99,213
2,618	Landstar System, Inc.[1]	218,734
1,647	MYR Group, Inc.* 1	48,356
958	Owens Corning	59,779
6,474	Owens-Illinois, Inc.* 1	146,118
506	Rockwell Automation, Inc.	80,312
8,752	Sparton Corp.*	150,184
1,678	Tech Data Corp.* 1	162,716
940	Teledyne Technologies, Inc.*	123,620

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,143	Trinseo S.A.1 2	$202,567
5,282	USG Corp.* 1	150,220
		2,942,403
	TECHNOLOGY – 7.0%
2,053	Applied Materials, Inc.	94,192
4,755	Convergys Corp.	115,594
1,157	MicroStrategy, Inc. - Class A* 1	210,990
3,896	NCR Corp.* 1	150,113
2,321	Splunk, Inc.*	142,138
18,942	StarTek, Inc.* 1	214,045
5,290	Teradyne, Inc.[1]	188,059
1,726	VMware, Inc. - Class A* 1	167,681
982	Western Digital Corp.	88,439
17,533	Xerox Corp.	123,958
		1,495,209
	UTILITIES – 6.5%
10,949	AES Corp.[1]	127,884
6,416	CenterPoint Energy, Inc.	183,562
3,661	CMS Energy Corp.[1]	173,568
27,114	Dynegy, Inc.* 1	224,233
4,742	Exelon Corp.	172,182
8,909	NRG Energy, Inc.[1]	143,079
4,520	Spark Energy, Inc. - Class A1	198,202
3,330	UGI Corp.[1]	170,429
		1,393,139
	TOTAL COMMON STOCKS (Cost $19,195,554)	19,473,279

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 12.9%
$2,742,157	UMB Money Market Fiduciary, 0.01%[3]	2,742,157

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,742,157)	2,742,157

	TOTAL INVESTMENTS – 104.5% (Cost $21,937,711)	22,215,436

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (4.5)%	$(951,749)

	TOTAL NET ASSETS – 100.0%	$21,263,687

	SECURITIES SOLD SHORT – 94.6%
	COMMON STOCKS – 94.6%
	BASIC MATERIALS – 4.9%
(7,283)	CF Industries Holdings, Inc.	(195,913)
(2,876)	Compass Minerals International, Inc.	(184,495)
(20,986)	Ferroglobe PLC[2]	(221,192)
(1,136)	Royal Gold, Inc.	(91,357)
(4,637)	Southern Copper Corp.	(162,110)
(20,358)	Tahoe Resources, Inc.[2]	(180,168)
		(1,035,235)
	COMMUNICATIONS – 7.0%
(502)	Charter Communications, Inc. - Class A*	(173,466)
(7,580)	EW Scripps Co. - Class A*	(130,225)
(2,320)	GrubHub, Inc.*	(100,851)
(5,457)	Liberty Media Corp.-Liberty Formula One - Class A*	(174,078)
(3,429)	Liberty Ventures*	(184,789)
(6,322)	Shenandoah Telecommunications Co.	(193,769)
(1,979)	Walt Disney Co.	(213,613)
(6,847)	Web.com Group, Inc.*	(155,769)
(3,439)	Zillow Group, Inc. - Class A*	(150,938)
		(1,477,498)
	CONSUMER, CYCLICAL – 12.5%
(1,376)	Advance Auto Parts, Inc.	(183,875)
(3,526)	American Airlines Group, Inc.	(170,694)
(9,755)	Cherokee, Inc.*	(80,479)
(259)	Chipotle Mexican Grill, Inc.*	(123,633)
(3,266)	CST Brands, Inc.	(157,846)
(6,119)	ILG, Inc.	(164,846)
(5,552)	Knoll, Inc.	(119,368)
(1,561)	Marriott International, Inc. - Class A	(168,042)
(5,200)	Motorcar Parts of America, Inc.*	(151,164)
(3,653)	Norwegian Cruise Line Holdings Ltd.* 2	(182,540)
(4,735)	Penske Automotive Group, Inc.	(200,527)
(5,204)	Shake Shack, Inc.*	(192,652)
(3,463)	Tempur Sealy International, Inc.*	(160,822)
(552)	Tesla, Inc.*	(188,237)
(23,142)	Tuesday Morning Corp.*	(39,341)
(873)	Vail Resorts, Inc.	(186,735)
(7,952)	William Lyon Homes - Class A*	(180,113)
		(2,650,914)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL – 20.2%
(2,677)	Abaxis, Inc.	$(129,567)
(7,222)	ACADIA Pharmaceuticals, Inc.*	(185,678)
(3,114)	Advisory Board Co.*	(160,994)
(5,215)	Alarm.com Holdings, Inc.*	(169,748)
(160)	AMERCO	(59,080)
(12,087)	Amplify Snack Brands, Inc.*	(110,596)
(28)	AquaBounty Technologies, Inc.*	(230)
(5,535)	Cadiz, Inc.*	(83,855)
(14,345)	Corcept Therapeutics, Inc.*	(162,242)
(8,221)	Coty, Inc. - Class A	(155,706)
(2,294)	Exactech, Inc.*	(69,508)
(4,654)	Farmer Brothers Co.*	(139,620)
(3,386)	Global Blood Therapeutics, Inc.*	(91,422)
(10,077)	Horizon Pharma Plc* 2	(100,770)
(1,720)	Incyte Corp.*	(222,448)
(1,817)	Kraft Heinz Co.	(167,527)
(2,058)	Macquarie Infrastructure Corp.	(160,318)
(3,886)	MGP Ingredients, Inc.	(199,002)
(3,048)	Monster Beverage Corp.*	(154,107)
(4,370)	Mylan N.V.* 2	(170,343)
(2,650)	Neogen Corp.*	(167,718)
(1,252)	Pacira Pharmaceuticals, Inc.*	(55,589)
(2,068)	Penumbra, Inc.*	(171,334)
(3,905)	Prothena Corp. PLC* 2	(199,194)
(3,888)	Repligen Corp.*	(152,565)
(2,457)	Reynolds American, Inc.	(165,233)
(3,247)	Sotheby's*	(170,760)
(1,288)	Strayer Education, Inc.	(113,924)
(7,940)	Team, Inc.*	(203,661)
(1,982)	WEX, Inc.*	(202,481)
		(4,295,220)
	ENERGY – 7.7%
(2,330)	Anadarko Petroleum Corp.	(117,735)
(7,324)	Callon Petroleum Co.*	(82,908)
(6,615)	Cheniere Energy Partners LP Holdings LLC	(177,613)
(4,257)	Cheniere Energy, Inc.*	(207,401)
(1,637)	First Solar, Inc.*	(63,041)
(13,240)	Flotek Industries, Inc.*	(130,811)
(6,944)	Geospace Technologies Corp.*	(104,090)
(10,027)	Pattern Energy Group, Inc.	(226,209)
(2,023)	Phillips 66	(153,970)
(482)	Pioneer Natural Resources Co.	(80,426)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(4,263)	Resolute Energy Corp.*	$(167,110)
(10,836)	TerraForm Power, Inc. - Class A*	(134,150)
		(1,645,464)
	FINANCIAL – 17.9%
(5,266)	Acadia Realty Trust - REIT	(142,972)
(3,304)	Agree Realty Corp. - REIT	(150,431)
(10,927)	Arlington Asset Investment Corp. - Class A	(156,912)
(4,454)	Bank of the Ozarks, Inc.	(196,867)
(12,173)	CareTrust REIT, Inc. - REIT	(222,157)
(4,278)	Chemical Financial Corp.	(192,382)
(3,290)	Cohen & Steers, Inc.	(128,968)
(4,631)	Colony Starwood Homes - REIT	(160,094)
(4,070)	Financial Engines, Inc.	(154,253)
—	FNB Corp.	(1)
(7,296)	Four Corners Property Trust, Inc. - REIT	(179,627)
(6,618)	GEO Group, Inc. - REIT	(198,143)
(3,031)	Global Net Lease, Inc. - REIT	(68,319)
(5,778)	Gramercy Property Trust - REIT	(170,740)
(1,889)	Life Storage, Inc. - REIT	(141,486)
(22,222)	New York REIT, Inc. - REIT	(190,887)
(13,453)	NMI Holdings, Inc. - Class A*	(139,911)
(7,191)	OneMain Holdings, Inc.*	(162,229)
(10,261)	PennyMac Mortgage Investment Trust - REIT	(179,773)
(1,219)	PRA Group, Inc.*	(42,421)
(2,071)	QTS Realty Trust, Inc. - Class A - REIT	(108,148)
(4,976)	Rayonier, Inc. - REIT	(139,776)
(4,374)	ServisFirst Bancshares, Inc.	(149,766)
(254)	White Mountains Insurance Group Ltd.[2]	(218,460)
(23,293)	WisdomTree Investments, Inc.	(221,516)
		(3,816,239)
	INDUSTRIAL – 13.5%
(2,867)	AZZ, Inc.	(155,535)
(2,355)	BWX Technologies, Inc.	(114,453)
(9,456)	Covenant Transportation Group, Inc. - Class A*	(174,180)
(6,221)	CyberOptics Corp.*	(136,551)
(4,570)	Encore Wire Corp.	(188,969)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(194,928)
(689)	John Bean Technologies Corp.	(59,461)
(1,165)	Kirby Corp.*	(77,181)
(610)	Martin Marietta Materials, Inc.	(136,701)
(1,199)	Middleby Corp.*	(153,904)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(5,355)	Northwest Pipe Co.*	$(76,362)
(1,529)	Old Dominion Freight Line, Inc.	(136,570)
(1,936)	Orbital ATK, Inc.	(196,814)
(1,491)	RBC Bearings, Inc.*	(151,068)
(1,905)	Stericycle, Inc.*	(155,772)
(4,603)	Summit Materials, Inc. - Class A*	(123,637)
(15,758)	SunPower Corp.*	(124,015)
(12,635)	TimkenSteel Corp.*	(165,518)
(5,903)	Triumph Group, Inc.	(192,438)
(1,399)	Universal Display Corp.	(158,647)
		(2,872,704)
	TECHNOLOGY – 5.0%
(591)	Apple, Inc.	(90,281)
(2,445)	Cavium, Inc.*	(178,412)
(901)	DXC Technology Co.*	(69,845)
(10,494)	Hewlett Packard Enterprise Co.	(197,392)
(5,039)	HP, Inc.	(94,532)
(2,452)	Paycom Software, Inc.*	(160,459)
(3,864)	PROS Holdings, Inc.*	(115,418)
(4,033)	Verint Systems, Inc.*	(165,756)
		(1,072,095)
	UTILITIES – 5.9%
(2,567)	Atmos Energy Corp.	(213,857)
(2,316)	Chesapeake Utilities Corp.	(171,963)
(5,221)	New Jersey Resources Corp.	(218,760)
(4,410)	PPL Corp.	(176,003)
(4,570)	South Jersey Industries, Inc.	(166,393)
(2,402)	Spire, Inc.	(170,182)
(1,654)	WGL Holdings, Inc.	(136,852)
		(1,254,010)
	TOTAL COMMON STOCKS (Proceeds $19,314,265)	(20,119,379)

	TOTAL SECURITIES SOLD SHORT (Proceeds $19,314,265)	$(20,119,379)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	20.8%
Financial	17.6%
Industrial	13.8%
Consumer, Cyclical	12.9%
Technology	7.0%
Utilities	6.5%
Communications	4.8%
Energy	4.4%
Basic Materials	3.2%
Diversified	0.6%
Total Common Stocks	91.6%
Short-Term Investments	12.9%
Total Investments	104.5%
Liabilities in Excess of Other Assets	(4.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	BASIC MATERIALS – 6.5%
54,195	Chemours Co.	$2,167,258
56,632	Coeur Mining, Inc.*	525,545
28,086	Ferro Corp.*	470,721
20,109	Innospec, Inc.	1,286,976
25,725	Stepan Co.	2,176,850
32,964	Univar, Inc.*	1,002,765
		7,630,115
	COMMUNICATIONS – 1.8%
46,043	Extreme Networks, Inc.*	443,394
40,639	Liberty Media Corp.-Liberty Formula One - Class A*	1,296,384
37,583	Salem Media Group, Inc.	257,444
13,200	TechTarget, Inc.*	120,120
		2,117,342
	CONSUMER, CYCLICAL – 9.1%
6,452	American Woodmark Corp.*	598,746
26,950	Anixter International, Inc.*	2,034,725
26,564	Century Casinos, Inc.*	207,465
10,900	Golden Entertainment, Inc.	181,049
63,960	Marcus Corp.	2,110,680
20,111	Marine Products Corp.	273,711
46,580	Monarch Casino & Resort, Inc.*	1,404,387
118,840	Spartan Motors, Inc.	1,022,024
108,000	Taylor Morrison Home Corp. - Class A*	2,511,000
9,729	Triton International Ltd./Bermuda[1]	272,606
		10,616,393
	CONSUMER, NON-CYCLICAL – 16.1%
73,915	Alarm.com Holdings, Inc.*	2,405,933
8,392	BioTelemetry, Inc.*	242,109
4,898	Bright Horizons Family Solutions, Inc.*	375,775
21,483	Brink's Co.	1,355,577
115,751	CAI International, Inc.*	2,228,207
8,589	Capella Education Co.	743,378
5,330	Central Garden & Pet Co.*	159,474
18,891	CRA International, Inc.	653,062
33,156	Exelixis, Inc.*	620,349
8,110	FibroGen, Inc.*	213,293
35,225	Glaukos Corp.*	1,434,010
8,437	Heidrick & Struggles International, Inc.	181,817
5,104	Heska Corp.*	503,561
26,362	Magellan Health, Inc.*	1,812,387
17,565	Navigant Consulting, Inc.*	342,342
59,842	Nutraceutical International Corp.	2,498,403

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
26,906	PRA Health Sciences, Inc.*	$1,943,958
22,624	Providence Service Corp.*	1,057,446
		18,771,081
	FINANCIAL – 21.6%
13,362	Argo Group International Holdings Ltd.[1]	827,108
24,173	BancFirst Corp.	2,283,140
211,919	BGC Partners, Inc. - Class A	2,498,525
72,401	Brookline Bancorp, Inc.	999,134
56,464	CatchMark Timber Trust, Inc. - Class A - REIT	639,172
41,542	CenterState Banks, Inc.	998,670
106,562	Charter Financial Corp.	1,907,460
36,555	EMC Insurance Group, Inc.	991,372
7,539	Employers Holdings, Inc.	301,937
48,892	Enterprise Financial Services Corp.	1,960,569
23,303	Essent Group Ltd.* 1	845,200
44,560	First Busey Corp.	1,265,058
14,520	Heartland Financial USA, Inc.	651,222
11,352	Independent Bank Corp.	231,013
2,858	Infinity Property & Casualty Corp.	273,653
52,043	James River Group Holdings Ltd.[1]	2,062,984
49,167	MGIC Investment Corp.*	520,187
178,863	NMI Holdings, Inc. - Class A*	1,860,175
15,700	Peoples Bancorp, Inc.	474,925
37,303	Selective Insurance Group, Inc.	1,906,183
68,862	United Community Banks, Inc.	1,774,574
		25,272,261
	INDUSTRIAL – 21.3%
18,709	Advanced Energy Industries, Inc.*	1,439,283
1,907	Alamo Group, Inc.	162,343
12,188	Applied Industrial Technologies, Inc.	752,609
8,549	Astec Industries, Inc.	478,487
55,710	Atkore International Group, Inc.*	1,162,111
39,873	Barnes Group, Inc.	2,256,413
19,599	Brady Corp. - Class A	703,604
95,532	Casella Waste Systems, Inc. - Class A*	1,339,359
11,584	Continental Building Products, Inc.*	282,650
47,904	CTS Corp.	1,008,379
17,931	EnerSys	1,327,970
22,172	Gorman-Rupp Co.	533,680
80,334	Harsco Corp.*	1,196,977
55,431	II-VI, Inc.*	1,662,930
13,298	Itron, Inc.*	899,610

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
20,960	Kadant, Inc.	$1,610,776
27,340	Lawson Products, Inc.*	582,342
6,158	Littelfuse, Inc.	997,288
7,130	Louisiana-Pacific Corp.*	158,856
28,100	Masonite International Corp.* 1	2,069,565
28,770	Methode Electronics, Inc.	1,155,115
7,200	MSA Safety, Inc.	583,920
41,691	NCI Building Systems, Inc.*	694,155
7,759	Powell Industries, Inc.	255,504
1,989	SYNNEX Corp.	221,296
3,474	Universal Display Corp.	393,952
64,300	Universal Logistics Holdings, Inc.	887,340
		24,816,514
	TECHNOLOGY – 15.5%
57,209	Amkor Technology, Inc.*	648,750
40,874	Barracuda Networks, Inc.*	895,958
82,879	Brooks Automation, Inc.	2,283,317
12,645	CACI International, Inc. - Class A*	1,556,600
81,191	Cohu, Inc.	1,488,231
24,682	Engility Holdings, Inc.*	649,877
55,532	Entegris, Inc.*	1,371,640
4,581	EPAM Systems, Inc.*	384,254
169,984	Guidance Software, Inc.*	1,089,598
45,644	Insight Enterprises, Inc.*	1,896,052
5,097	Mercury Systems, Inc.*	202,708
61,898	Nanometrics, Inc.*	1,720,764
53,596	Rudolph Technologies, Inc.*	1,280,944
2,849	Silicon Laboratories, Inc.*	213,105
45,510	Ultra Clean Holdings, Inc.*	1,039,448
38,971	Varonis Systems, Inc.*	1,416,596
		18,137,842
	UTILITIES – 2.5%
22,995	Middlesex Water Co.	812,183
10,078	ONE Gas, Inc.	712,011
23,106	Ormat Technologies, Inc.	1,375,269
		2,899,463
	TOTAL COMMON STOCKS (Cost $98,848,162)	110,261,011

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.3%
$2,730,091	UMB Money Market Fiduciary, 0.01%[2]	$2,730,091

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,730,091)	2,730,091

	TOTAL INVESTMENTS – 96.7% (Cost $101,578,253)	112,991,102
	Other Assets in Excess of Liabilities – 3.3%	3,893,968

	TOTAL NET ASSETS – 100.0%	$116,885,070

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	21.6%
Industrial	21.3%
Consumer, Non-cyclical	16.1%
Technology	15.5%
Consumer, Cyclical	9.1%
Basic Materials	6.5%
Utilities	2.5%
Communications	1.8%
Total Common Stocks	94.4%
Short-Term Investments	2.3%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	BASIC MATERIALS – 2.0%
6,165	International Paper Co.	$326,005
5,118	LyondellBasell Industries N.V. - Class A1	412,102
		738,107
	COMMUNICATIONS – 8.1%
23,963	AT&T, Inc.	923,294
28,965	Cisco Systems, Inc.	913,267
11,167	Thomson Reuters Corp.[1]	487,551
16,053	Verizon Communications, Inc.	748,712
		3,072,824
	CONSUMER, CYCLICAL – 6.4%
6,747	Allison Transmission Holdings, Inc.	261,244
6,165	Home Depot, Inc.	946,389
35,015	Staples, Inc.	317,936
11,516	Wal-Mart Stores, Inc.	905,158
		2,430,727
	CONSUMER, NON-CYCLICAL – 21.6%
9,190	AbbVie, Inc.	606,724
9,306	Altria Group, Inc.	702,045
13,726	Coca-Cola Co.	624,121
3,606	Eli Lilly & Co.	286,929
8,375	Johnson & Johnson	1,074,094
7,328	KAR Auction Services, Inc.	319,281
5,002	Kimberly-Clark Corp.	648,909
17,333	Merck & Co., Inc.	1,128,552
28,965	Pfizer, Inc.	945,707
7,561	Philip Morris International, Inc.	905,808
10,469	Procter & Gamble Co.	922,214
		8,164,384
	ENERGY – 8.0%
5,700	Chevron Corp.	589,836
11,128	Exxon Mobil Corp.	895,804
8,259	Marathon Petroleum Corp.	429,798
5,700	Occidental Petroleum Corp.	335,901
6,281	Schlumberger Ltd.[1]	437,095
11,981	Williams Cos., Inc.	342,657
		3,031,091
	FINANCIAL – 28.3%
7,212	Aflac, Inc.	543,641
6,747	American Financial Group, Inc.	673,688
5,583	Ameriprise Financial, Inc.	674,371
8,608	Arthur J. Gallagher & Co.	488,332

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,512	BlackRock, Inc.	$618,771
7,096	Crown Castle International Corp. - REIT	721,308
8,026	HCP, Inc. - REIT	251,535
12,098	Invesco Ltd.[1]	383,507
14,308	JPMorgan Chase & Co.	1,175,402
10,353	Liberty Property Trust - REIT	425,405
8,841	Marsh & McLennan Cos., Inc.	685,708
7,561	MetLife, Inc.	382,511
3,489	PNC Financial Services Group, Inc.	414,144
13,610	Prologis, Inc. - REIT	755,899
6,979	Prudential Financial, Inc.	731,748
7,445	Rayonier, Inc. - REIT	209,130
12,098	U.S. Bancorp	615,667
18,496	Wells Fargo & Co.	945,885
		10,696,652
	INDUSTRIAL – 9.7%
2,908	Crane Co.	225,603
9,422	Eaton Corp. PLC[1]	729,074
5,002	Emerson Electric Co.	295,718
30,710	General Electric Co.	840,840
1,395	Lockheed Martin Corp.	392,176
4,885	Norfolk Southern Corp.	605,887
4,769	United Technologies Corp.	578,384
		3,667,682
	TECHNOLOGY – 8.9%
33,968	HP, Inc.	637,240
17,216	Intel Corp.	621,670
1,977	International Business Machines Corp.	301,749
14,192	Microsoft Corp.	991,169
8,026	QUALCOMM, Inc.	459,649
49,672	Xerox Corp.	351,181
		3,362,658
	UTILITIES – 2.8%
18,800	AES Corp.	219,584
7,212	American Electric Power Co., Inc.	517,678
11,051	FirstEnergy Corp.	323,131
		1,060,393
	TOTAL COMMON STOCKS (Cost $32,404,638)	36,224,518

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.1%
$1,555,635	UMB Money Market Fiduciary, 0.01%[2]	$1,555,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,635)	1,555,635

	TOTAL INVESTMENTS – 99.9% (Cost $33,960,273)	37,780,153
	Other Assets in Excess of Liabilities – 0.1%	37,227

	TOTAL NET ASSETS – 100.0%	$37,817,380

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.3%
Consumer, Non-cyclical	21.6%
Industrial	9.7%
Technology	8.9%
Communications	8.1%
Energy	8.0%
Consumer, Cyclical	6.4%
Utilities	2.8%
Basic Materials	2.0%
Total Common Stocks	95.8%
Short-Term Investments	4.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Assets:
Investments, at value (cost $31,411,103 and $21,937,711, respectively)	$39,874,405	$22,215,436
Cash deposited with broker for securities sold short	-	19,339,212
Receivables:
Fund shares sold	-	14,058
Dividends and interest	87,512	33,231
Prepaid expenses	17,446	26,665
Total assets	39,979,363	41,628,602

Liabilities:
Securities sold short, at value (proceeds $0 and $19,314,265, respectively)	-	20,119,379
Payables:
Dividends on securities sold short and interest expense	-	12,935
Fund shares redeemed	15,640	191,314
Advisory fees	26,535	4,468
Distribution fees (Note 7)	17,646	3,212
Auditing fees	9,690	8,542
Transfer agent fees and expenses	9,195	5,796
Fund accounting fees	8,342	6,401
Fund administration fees	5,940	4,410
Custody fees	3,090	1,797
Trustees' fees and expenses	1,223	1,263
Chief Compliance Officer fees	598	293
Accrued other expenses	7,602	5,105
Total liabilities	105,501	20,364,915
Net Assets	$39,873,862	$21,263,687

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,971,619	$34,311,521
Accumulated net investment income (loss)	15,524	(869,357)
Accumulated net realized gain (loss) on investments	1,423,417	(11,651,088)
Net unrealized appreciation (depreciation) on:
Investments	8,463,302	277,725
Securities sold short	-	(805,114)
Net Assets	$39,873,862	$21,263,687

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$26,203,927	$14,587,292
Shares of beneficial interest issued and outstanding	1,093,266	1,064,189
Offering and redemption price per share	$23.97	$13.71
Class C Shares:
Net assets applicable to shares outstanding	$13,669,935	$-
Shares of beneficial interest issued and outstanding	628,934	-
Offering and redemption price per share[1]	$21.74	$-
Institutional Class Shares:
Net assets applicable to shares outstanding	$-	$6,676,396
Shares of beneficial interest issued and outstanding	-	516,907
Offering and redemption price per share	$-	$12.92

[1]
Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% of any shares sold during months 13-18.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Assets:
Investments, at value (cost $101,578,253 and $33,960,273, respectively)	$112,991,102	$37,780,153
Receivables:
Investment securities sold	17,061,268	-
Fund shares sold	284,768	51,009
Dividends and interest	118,504	120,195
Prepaid expenses	46,968	26,764
Total assets	130,502,610	37,978,121

Liabilities:
Payables:
Investment securities purchased	13,383,167	-
Fund shares redeemed	71,640	99,987
Advisory fees	71,871	10,059
Distribution fees (Note 7)	22,298	7,702
Transfer agent fees and expenses	18,289	286
Fund administration fees	14,063	4,639
Fund accounting fees	10,932	1,148
Auditing fees	8,613	9,158
Custody fees	4,134	1,569
Chief Compliance Officer fees	1,387	352
Legal fees	1,191	783
Trustees' fees and expenses	733	635
Offering costs - Advisor	-	23,081
Accrued other expenses	9,222	1,342
Total liabilities	13,617,540	160,741

Net Assets	$116,885,070	$37,817,380

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$93,688,451	$33,398,105
Accumulated net investment income (loss)	(218,345)	165,608
Accumulated net realized gain on investments	12,002,115	433,787
Net unrealized appreciation on investments	11,412,849	3,819,880
Net Assets	$116,885,070	$37,817,380

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$105,433,596	$37,713,407
Shares of beneficial interest issued and outstanding	3,730,283	1,982,791
Offering and redemption price per share	$28.26	$19.02
Institutional Class Shares:
Net assets applicable to shares outstanding	$11,451,474	$103,973
Shares of beneficial interest issued and outstanding	401,689	5,465
Offering and redemption price per share	$28.51	$19.03

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,721 and $0, respectively)	$401,158	$227,831
Interest	18	75
Total investment income	401,176	227,906

Expenses:
Advisory fees	181,112	150,882
Distribution fees - Class C (Note 7)	71,477	-
Distribution fees - Investor Class (Note 7)	32,440	31,005
Fund accounting fees	25,355	32,645
Fund administration fees	22,743	22,498
Transfer agent fees and expenses	20,701	21,290
Registration fees	15,947	14,703
Custody fees	9,230	6,755
Auditing fees	8,775	8,775
Legal fees	7,231	7,721
Shareholder reporting fees	4,999	3,054
Trustees' fees and expenses	3,174	3,735
Miscellaneous	3,004	3,767
Chief Compliance Officer fees	2,636	2,652
Insurance fees	673	622
Dividends on securities sold short	-	192,685
Interest expense	-	53,612
Total expenses	409,497	556,401
Advisory fees waived	(23,850)	(86,985)
Net expenses	385,647	469,416
Net investment income (loss)	15,529	(241,510)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,459,198	3,476,130
Securities sold short	-	(3,717,565)
Net realized gain (loss)	1,459,198	(241,435)

Net change in unrealized appreciation/depreciation on:
Investments	2,312,287	(2,651,143)
Securities sold short	-	1,705,121
Net change in unrealized appreciation/depreciation	2,312,287	(946,022)
Net realized and unrealized Gain (Loss) on investments and securities sold short	3,771,485	(1,187,457)

Net Increase (decrease) in Net Assets from Operations	$3,787,014	$(1,428,967)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $597, respectively)	$886,713	$518,770
Interest	129	65
Total investment income	886,842	518,835

Expenses:
Advisory fees	550,401	129,627
Distribution fees - Investor Class (Note 7)	141,762	40,337
Transfer agent fees and expenses	72,897	11,101
Fund administration fees	64,049	19,580
Fund accounting fees	32,267	13,794
Registration fees	21,017	11,009
Custody fees	15,958	5,259
Shareholder reporting fees	13,968	7,030
Auditing fees	8,775	8,775
Legal fees	7,480	16,142
Miscellaneous fees	3,748	3,048
Trustees' fees and expenses	3,735	3,235
Chief Compliance Officer fees	2,652	2,152
Insurance fees	796	599
Total expenses	939,505	271,688
Advisory fees waived	(100,638)	(61,302)
Net expenses	838,867	210,386
Net investment income	47,975	308,449

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	12,370,860	475,503
Net change in unrealized appreciation/depreciation on investments	(5,488,007)	1,193,461
Net realized and unrealized gain on investments	6,882,853	1,668,964

Net Increase in Net Assets from Operations	$6,930,828	$1,977,413

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$15,529	$139,282
Net realized gain on investments	1,459,198	3,041,844
Net change in unrealized appreciation/depreciation on investments	2,312,287	(2,235,126)
Net increase in net assets resulting from operations	3,787,014	946,000

Distributions to shareholders:
From net investment income:
Investor Class	(44,745)	-
From net realized gains:
Investor Class	(1,878,494)	(2,150,643)
Class C	(1,161,243)	(954,522)
Total distributions to shareholders	(3,084,482)	(3,105,165)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,812,544	5,853,189
Class C	955,706	2,307,658
Reinvestment of distributions:
Investor Class	1,491,624	1,406,903
Class C	554,562	430,074
Cost of shares redeemed:
Investor Class[1]	(4,481,454)	(18,201,987)
Class C2	(2,992,593)	(3,184,352)
Net decrease in net assets from capital transactions	(2,659,611)	(11,388,515)

Total decrease in net assets	(1,957,079)	(13,547,680)

Net Assets:
Beginning of period	41,830,941	55,378,621
End of period	$39,873,862	$41,830,941

Accumulated net investment income	$15,524	$44,740

Capital Share Transactions:
Shares sold:
Investor Class	78,745	260,433
Class C	46,226	113,118
Shares reinvested:
Investor Class	66,650	63,288
Class C	27,238	20,990
Shares redeemed:
Investor Class	(194,130)	(828,954)
Class C	(142,134)	(154,285)
Net decrease in capital share transactions	(117,405)	(525,410)

[1]	Net of redemption fee proceeds of $397 and $3,075, respectively.
[2]	Net of redemption fee proceeds of $27 and $362, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(241,510)	$(624,878)
Net realized gain (loss) on investments and securities sold short	(241,435)	1,455,050
Net change in unrealized appreciation/depreciation on investments and securities sold short	(946,022)	371,722
Net increase (decrease) in net assets resulting from operations	(1,428,967)	1,201,894

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,430,567	33,182,861
Institutional Class	6,272,302	802,097
Cost of shares redeemed:
Investor Class[1]	(18,673,821)	(12,727,615)
Institutional Class[2]	(825,910)	(192,707)
Net increase (decrease) in net assets from capital transactions	(8,796,862)	21,064,636

Total increase (decrease) in net assets	(10,225,829)	22,266,530

Net Assets:
Beginning of period	31,489,516	9,222,986
End of period	$21,263,687	$31,489,516

Accumulated net investment loss	$(869,357)	$(627,847)

Capital Share Transactions:
Shares sold:
Investor Class	304,674	2,345,163
Institutional Class	474,558	59,454
Shares redeemed:
Investor Class	(1,306,926)	(890,850)
Institutional Class	(63,304)	(14,219)
Net increase (decrease) in capital share transactions	(590,998)	1,499,548

[1]	Net of redemption fee proceeds of $2,540 and $5,961, respectively.
[2]	Net of redemption fee proceeds of $6,531 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$47,975	$(176,181)
Net realized gain on investments	12,370,860	889,258
Net change in unrealized appreciation/depreciation on investments	(5,488,007)	8,721,697
Net increase in net assets resulting from operations	6,930,828	9,434,774

Distributions to shareholders:
From net realized gains:
Investor Class	(662,338)	-
Institutional Class	(43,269)	-
Total distributions to shareholders	(705,607)	-

Capital Transactions:
Proceeds from shares sold:
Investor Class	42,353,524	37,905,040
Class C4	-	644,147
Institutional Class	4,912,634	5,841,428
Reinvestment of distributions:
Investor Class	626,760	-
Institutional Class	41,259	-
Cost of shares redeemed:
Investor Class[1]	(42,922,831)	(48,165,227)
Class C2, 4	-	(2,436,960)
Institutional Class[3]	(978,846)	(2,554,371)
Net increase (decrease) in net assets from capital transactions	4,032,500	(8,765,943)

Total increase in net assets	10,257,721	668,831

Net Assets:
Beginning of period	106,627,349	105,958,518
End of period	$116,885,070	$106,627,349

Accumulated net investment loss	$(218,345)	$(266,320)

Capital Share Transactions:
Shares sold
Investor Class	1,533,220	1,871,203
Class C4	-	28,679
Institutional Class	174,644	242,301
Shares reinvested
Investor Class	22,496	-
Institutional Class	1,469	-
Shares redeemed
Investor Class	(1,546,368)	(2,100,620)
Class C4	-	(330,030)
Institutional Class	(34,289)	(111,655)
Net increase (decrease) in capital share transactions	151,172	(400,122)

[1]	Net of redemption fee proceeds of $68,985 and $13,899, respectively.
[2]	Net of redemption fee proceeds of $0 and $5, respectively.
[3]	Net of redemption fee proceeds of $249 and $1,983, respectively.
[4]	Class C shares converted into Investor Class shares on October 31, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund
	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$308,449	$402,244
Net realized gain (loss) on investments	475,503	(23,266)
Net change in unrealized appreciation/depreciation on investments	1,193,461	2,506,582
Net increase in net assets resulting from operations	1,977,413	2,885,560

Distributions to shareholders:
From net investment income:
Investor Class	(195,110)	(350,943)
Institutional Class[1]	(347)	-
From net realized gains:
Investor Class	-	(96,249)
Institutional Class[1]	-	-
Total distributions to shareholders	(195,457)	(447,192)

Capital Transactions:
Proceeds from shares sold:
Investor Class	13,470,960	19,359,945
Institutional Class[1]	100,000	-
Reinvestment of distributions:
Investor Class	186,378	433,231
Institutional Class[1]	347	-
Cost of shares redeemed:
Investor Class[2]	(4,393,521)	(5,356,739)
Institutional Class[1]	-	-
Net increase in net assets from capital transactions	9,364,164	14,436,437

Total increase in net assets	11,146,120	16,874,805

Net Assets:
Beginning of period	26,671,260	9,796,455
End of period	$37,817,380	$26,671,260

Accumulated net investment income	$165,608	$52,616

Capital Share Transactions:
Shares sold
Investor Class	718,497	1,190,546
Institutional Class[1]	5,447	-
Shares reinvested
Investor Class	9,970	25,919
Institutional Class[1]	18	-
Shares redeemed
Investor Class	(233,789)	(315,169)
Institutional Class[1]	-	-
Net increase in capital share transactions	500,143	901,296

[1]	Institutional Class shares commenced operations on January 31, 2017.
[2]	Net of redemption fee proceeds of $2,198 and $1,962, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(1,428,967)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(19,758,863)
Sale of investment securities	30,522,861
Purchase of short-term investment securities, net	(232,016)
Closed short sale transactions	(31,071,174)
Proceeds from short sale transactions	20,371,367
Decrease in deposits with brokers for short sales	9,154,176
Increase in dividends and interest receivable	(4,433)
Increase in prepaid expenses	(17,535)
Decrease in dividends on securities sold short and interest expense payable	(8,076)
Decrease in accrued expenses	(31,007)
Net realized gain on investments	241,435
Net change in unrealized appreciation/depreciation on investments	946,022
Net cash provided by operating activities	8,683,790

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	10,760,355
Payment on shares redeemed	(19,444,145)
Net cash used for financing activities	(8,683,790)

Net Increase/Decrease in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.50		$23.95		$24.93	$21.90		$17.45		$15.50
Income from Investment Operations:
Net investment income[1]	0.04		0.12		0.03	0.04		0.04		0.06
Net realized and unrealized gain on investments	2.17		0.74		0.45	2.99		4.43		1.89
Total from investment operations	2.21		0.86		0.48	3.03		4.47		1.95

Less Distributions:
From net investment income	(0.04)		-		-	-		(0.02)		-
From net realized gain	(1.70)		(1.31)		(1.47)	-		-		-
Total distributions	(1.74)		(1.31)		(1.47)	-		(0.02)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$23.97		$23.50		$23.95	$24.93		$21.90		$17.45

Total return[3]	9.91%	[4]	3.92%		2.04%	13.84%		25.65%		12.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,204		$26,832		$39,453	$29,752		$25,551		$19,002

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%	[5]	1.70%		1.68%	1.73%		1.86%		2.04%
After fees waived and expenses absorbed	1.65%	[5]	1.65%		1.65%	1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.22%	[5]	0.51%		0.10%	0.07%		(0.01%)		(0.04%)
After fees waived and expenses absorbed	0.34%	[5]	0.56%		0.13%	0.15%		0.20%		0.35%

Portfolio turnover rate	17%	[4]	51%		37%	46%		69%		50%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more.  If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$21.50		$22.19		$23.37		$20.69		$16.59		$14.85
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.04)		(0.14)		(0.13)		(0.10)		(0.07)
Net realized and unrealized gain on investments	1.98		0.66		0.43		2.81		4.20		1.81
Total from investment operations	1.94		0.62		0.29		2.68		4.10		1.74

Less Distributions:
From net realized gain	(1.70)		(1.31)		(1.47)		-		-		-
Total distributions	(1.70)		(1.31)		(1.47)		-		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$21.74		$21.50		$22.19		$23.37		$20.69		$16.59

Total return[3]	9.54%	[4]	3.10%		1.28%		12.95%		24.71%		11.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,670		$14,999		$15,926		$13,694		$12,032		$7,442

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.52%	[5]	2.45%		2.43%		2.48%		2.61%		2.79%
After fees waived and expenses absorbed	2.40%	[5]	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.53%)	[5]	(0.24%)		(0.65%)		(0.68%)		(0.76%)		(0.79%)
After fees waived and expenses absorbed	(0.41%)	[5]	(0.19%)		(0.62%)		(0.60%)		(0.55%)		(0.40%)

Portfolio turnover rate	17%	[4]	51%		37%		46%		69%		50%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017		For the Year Ended November 30,
			2016	2015	2014		2013		2012
Net asset value, beginning of period	$14.54		$13.78	$13.02	$12.66		$13.69		$13.45
Income from Investment Operations:
Net investment loss[1]	(0.13)		(0.36)	(0.40)	(0.32)		(0.33)		(0.36)
Net realized and unrealized gain (loss) on investments	(0.70)		1.12	1.16	0.68		(0.70)		0.60
Total from investment operations	(0.83)		0.76	0.76	0.36		(1.03)		0.24

Redemption fee proceeds[1]	-	[2]	-	-	-	[2]	-	[2]	-

Net asset value, end of period	$13.71		$14.54	$13.78	$13.02		$12.66		$13.69

Total return[3]	(5.71%)	[4]	5.52%	5.84%	2.84%		(7.52%)		1.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,587		$30,046	$8,435	$8,540		$13,567		$33,726

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[6]	4.08%	[5]	4.95%	6.79%	5.77%		4.93%		4.70%
After fees waived and expenses absorbed[6]	3.45%	[5]	4.31%	4.65%	4.26%		4.37%		4.36%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.42%)	[5]	(3.13%)	(5.17%)	(4.00%)		(3.06%)		(2.99%)
After fees waived and expenses absorbed	(1.79%)	[5]	(2.49%)	(3.03%)	(2.49%)		(2.50%)		(2.65%)

Portfolio turnover rate	76%		179%	180%	144%		60%		80%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.80% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 2.67%, 3.00%, 2.61%, 2.72% and 2.71%, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017		For the Year Ended November 30,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.67		$13.04	$12.42	$12.17	$13.26	$13.12
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.42)	(0.48)	(0.40)	(0.41)	(0.45)
Net realized and unrealized gain (loss) on investments	(0.65)		1.05	1.10	0.65	(0.68)	0.59
Total from investment operations	(0.75)		0.63	0.62	0.25	(1.09)	0.14

Net asset value, end of period	$12.92		$13.67	$13.04	$12.42	$12.17	$13.26

Total return[2]	(5.56%)	[3]	4.83%	4.99%	2.05%	(8.22%)	1.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,677		$1,444	$788	$1,029	$1,893	$3,774

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.83%	[4]	5.60%	7.54%	6.52%	5.68%	5.45%
After fees waived and expenses absorbed[5]	3.20%	[4]	4.96%	5.40%	5.01%	5.12%	5.11%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.16%)		(3.78%)	(5.92%)	(4.75%)	(3.81%)	(3.74%)
After fees waived and expenses absorbed	(1.53%)		(3.14%)	(3.78%)	(3.24%)	(3.25%)	(3.40%)

Portfolio turnover rate	76%		179%	180%	144%	60%	80%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.80% for the six months ended May 31, 2017. For the prior periods, the ratios would have been lowered by 2.67%, 3.00%, 2.61%, 2.72% and 2.71%, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$26.77		$24.21		$23.47		$23.73		$16.28		$13.89
Income from Investment Operations:
Net investment income (loss)[1]	0.01		(0.04)		(0.06)		(0.02)		-	[3]	0.27
Net realized and unrealized gain on investments	1.62		2.60		1.88		0.27		7.73		2.10
Total from investment operations	1.63		2.56		1.82		0.25		7.73		2.37

Less Distributions:
From net investment income	-		-		-		-		(0.24)		(0.02)
From net realized gain	(0.16)		-		(1.08)		(0.51)		(0.05)		-
Total distributions	(0.16)		-		(1.08)		(0.51)		(0.29)		(0.02)

Redemption fee proceeds[1]	0.02		-	[3]	-	[3]	-	[3]	0.01		0.04

Net asset value, end of period	$28.26		$26.77		$24.21		$23.47		$23.73		$16.28

Total return[2]	6.18%	[4]	10.57%		8.00%		1.11%		48.24%		17.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,434		$99,615		$95,622		$48,242		$39,560		$1,300

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%	[5]	1.68%		1.66%		1.88%		2.27%		29.04%
After fees waived and expenses absorbed	1.39%	[5]	1.43%		1.39%		1.39%		1.39%		1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10%)	[5]	(0.43%)		(0.53%)		(0.56%)		(0.88%)		(25.90%)
After fees waived and expenses absorbed	0.06%	[5]	(0.18%)		(0.26%)		(0.07%)		0.00%		1.75%

Portfolio turnover rate	94%	[4]	147%		162%		154%		140%		173%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,		For the Period February 28, 2014* through November 30, 2014
			2016	2015
Net asset value, beginning of period	$26.99		$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.04		0.02	-	0.04
Net realized and unrealized gain on investments	1.64		2.63	1.89	0.37
Total from investment operations	1.68		2.65	1.89	0.41

Less Distributions:
From net realized gain	(0.16)		-	(1.08)	-
Total distributions	(0.16)		-	(1.08)	-

Redemption fee proceeds[1]	-	[3]	0.02	0.01	-

Net asset value, end of period	$28.51		$26.99	$24.32	$23.50

Total return[2]	6.24%	[4]	10.98%	8.34%	1.78%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,451		$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%	[5]	1.39%	1.41%	1.70%	[5]
After fees waived and expenses absorbed	1.14%	[5]	1.14%	1.14%	1.14%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.15%	[5]	(0.14%)	(0.28%)	(0.32%)	[5]
After fees waived and expenses absorbed	0.31%	[5]	0.11%	(0.01%)	0.24%	[5]

Portfolio turnover rate	94%	[4]	147%	162%	154%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30,				For the Period January 31, 2014* through November 30, 2014
			2016		2015

Net asset value, beginning of period	$17.92		$16.69		$17.17		$15.00
Income from Investment Operations:
Net investment income (loss)[1]	0.18		0.35		0.30		0.21
Net realized and unrealized gain on investments	1.04		1.35		(0.47)		2.05
Total from investment operations	1.22		1.70		(0.17)		2.26

Less Distributions:
From net investment income	(0.12)		(0.31)		(0.28)		(0.09)
From net realized gain	-		(0.16)		(0.03)		-
Total distributions	(0.12)		(0.47)		(0.31)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$19.02		$17.92		$16.69		$17.17

Total return[3]	6.81%	[4]	10.50%		(0.92%)		15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,713		$26,671		$9,796		$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.67%	[5]	1.95%		2.78%		5.34%	[5]
After fees waived and expenses absorbed	1.30%	[5]	1.30%		1.30%		1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.53%	[5]	1.40%		0.30%		(2.55%)	[5]
After fees waived and expenses absorbed	1.90%	[5]	2.05%		1.78%		1.49%	[5]

Portfolio turnover rate	8%	[4]	15%		29%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period January 31, 2017* through May 31, 2017 (Unaudited)
Net asset value, beginning of period	$18.36
Income from Investment Operations:
Net investment income[1]	0.15
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.73

Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$19.03

Total return[2]	6.97%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%	[4]
After fees waived and expenses absorbed	1.05%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.03%	[4]
After fees waived and expenses absorbed	2.40%	[4]

Portfolio turnover rate	8%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2017 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2017, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses

		Investor Class	Class C	Institutional Class
All-Cap Core Fund	0.90%	1.65%	2.40%	-
Market Neutral Fund	1.10%	1.65%	-	1.40%
Small-Cap Core Fund	0.90%	1.39%	-	1.14%
Dividend Fund	0.80%	1.30%	-	1.05%

For the six months ended May 31, 2017, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$23,850
Market Neutral Fund	86,985
Small-Cap Core Fund	100,638
Dividend Fund	61,302
Total	$272,775

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$33,793	$171,727	$236,865	$166,730
2018	14,445	194,602	207,926	166,684
2019	21,211	157,445	243,497	128,025
2020	23,850	86,985	100,638	61,302
Total	$93,299	$610,759	$788,926	$522,741

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2017, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$31,467,577	$21,937,711	$101,958,839	$33,963,521

Gross unrealized appreciation	$8,643,734	$1,846,045	$13,643,524	$4,530,172
Gross unrealized depreciation	(236,906)	(1,568,320)	(2,611,261)	(713,540)
Net unrealized appreciation on investments	$8,406,828	$277,725	$11,032,263	$3,816,632

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$44,740	$-	$-	$52,616
Undistributed long-term gains	3,039,735	-	711,302	-
Tax accumulated earnings	3,084,475	-	711,302	52,616
Accumulated capital and other losses	$-	$(12,000,795)	$(266,320)	$(58,348)
Unrealized depreciation on short securities	-	(2,562,761)	-	-
Unrealized appreciation on investments	6,115,236	2,944,689	16,526,416	2,643,051
Total accumulated earnings (deficit)	$9,199,711	$(11,618,867)	$16,971,398	$2,637,319

The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	All-Cap Core Fund		Market Neutral Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$-	$-	$-	$-
Long-term capital gains	3,105,165	2,630,228	-	-
Total distributions paid	$3,105,165	$2,630,228	$-	$-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

	Small-Cap Core Fund		Dividend Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$-	$529,839	$350,943	$208,267
Long-term capital gains	-	1,889,784	96,249	2,188
Total distributions paid	$-	$2,419,623	$447,192	$210,455

At November 30, 2016, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2017	$-	$9,635,313	$-	$-
2018	-	1,737,635	-	-
2019	-	-	-	-
Not subject to expiration:
Short-term	-	-	-	-
Long-term	-	-	-	58,348
Total	$-	$11,372,948	$-	$58,348

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2016, the Market Neutral and Small-Cap Core Funds utilized $1,507,431 and $528,093, respectively, of capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2016, the Market Neutral and Small-Cap Core Funds had $627,847 and $266,320 respectively of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2017 and the year ended November 30, 2016, redemption fees were as follows:

	May 31, 2017	November 30, 2016
All-Cap Core Fund	$424	$3,437
Market Neutral Fund	9,070	5,961
Small-Cap Core Fund	69,234	15,887
Dividend Fund	2,198	1,962

Note 6 – Investment Transactions
For the six months ended May 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$6,866,189	$12,443,061	$-	$-
Market Neutral Fund	19,758,863	30,522,861	20,371,367	31,071,174
Small-Cap Core Fund	109,503,853	112,571,944	-	-
Dividend Fund	11,637,091	2,375,149	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2017, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$39,729,263	$-	$-	$39,729,263
Short-Term Investments	145,142	-	-	145,142
Total Investments	$39,874,405	$-	$-	$39,874,405
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$19,473,279	$-	$-	$19,473,279
Short-Term Investments	2,742,157	-	-	2,742,157
Total Assets	$22,215,436	$-	$-	$22,215,436

Liabilities
Securities Sold Short
Common Stocks[1]	$(20,119,379)	$-	$-	$(20,119,379)
Total Liabilities	$(20,119,379)	$-	$-	$(20,119,379)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$110,261,011	$-	$-	$110,261,011
Short-Term Investments	2,730,091	-	-	2,730,091
Total Investments	$112,991,102	$-	$-	$112,991,102
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$36,224,518	$-	$-	$36,224,518
Short-Term Investments	1,555,635	-	-	1,555,635
Total Investments	$37,780,153	$-	$-	$37,780,153

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
EXPENSE EXAMPLES
For the Periods Ended May 31, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class C and Investor Class only; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/16	5/31/17	12/1/16–5/31/17
Investor Class	Actual Performance	$1,000.00	$1,099.10	$8.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.70	8.30
Class C	Actual Performance	1,000.00	1,095.40	12.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.96	12.05

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Investor Class and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Periods Ended May 31, 2017 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/16	5/31/17	12/1/16–5/31/17
Investor Class	Actual Performance	$1,000.00	$942.90	$16.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.73	17.26
Institutional Class	Actual Performance	1,000.00	944.40	15.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.00	16.01

*
Expenses are equal to the Fund’s annualized expense ratio of 3.45% and 3.20% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/16	5/31/17	12/1/16–5/31/17
Investor Class	Actual Performance	$1,000.00	$1,061.80	$7.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	6.99
Institutional Class	Actual Performance	1,000.00	1,062.40	5.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.73

*
Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		12/1/16	5/31/17	12/1/16–5/31/17
Investor Class*	Actual Performance	$1,000.00	$1,068.10	$6.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
		1/31/17	5/31/17	1/31/17–5/31/17
Institutional Class**	Actual Performance	1,000.00	1,069.70	3.59
		12/1/16	5/31/17	12/1/16–5/31/17
	Hypothetical (5% annual return before expenses)^	1,000.00	1,021.47	5.27

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Periods Ended May 31, 2017 (Unaudited)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

**
Institutional Class shares commenced operations on January 31, 2017. Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 121/365 (to reflect since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
227 W. Monroe, Suite 4350
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Investor Class	CZOVX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	08/09/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	08/09/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	08/09/2017